Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 02, 2024	May 14, 2024	Aug. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Jul. 05, 2025	Jun. 13, 2024
Revenues				$ 104,418,809	$ 89,811,240
Accounts receivable				3,525,138	1,626,994
Principal amount				116,300,000
Chief Financial Officer [Member]
Notes payable				1,020,872
Accrued interest				48,121
Accrued salary							$ 1,167,750
Triple T [Member]
Notes payable				$ 479,109	404,120
Dr Khalid Bin Jabor Al Thani [Member]
Ownership percentage				51.00%
WC Crude [Member]
Periodic payment				$ 150,000
Payment for crude oil purchases				1,569,149	14,796,564
Deficiency payments				2,403,818	0
Revenue from related parties				$ 61,158	9,886,435
WC Crude [Member] | Tank Storage [Member]
Interest rate				10.00%
Spectra [Member]
Revenues					115,000
Accounts receivable				$ 137,000
Jorgan Development, LLC [Member]
Interest rate description			prime plus 3%
Jorgan [Member]
Notes payable				1,137,563	18,109,503
Number of shares issued	24,998
Crude LLC [Member]
Notes payable				1,802,868	1,350,000
Sellers [Member]
Number of shares issued	33,621
JBAH [Member]
Number of shares issued	253
WC Crude [Member] | Station Throughput Agreement [Member]
Revenue from related parties				1,734,306	427,844
WC Crude [Member] | Trucking Transportation Agreement [Member]
Revenue from related parties				11,895,108	3,756,097
Posse Monroe, LLC [Member] | Station Throughput Agreement [Member]
Revenue from related parties				759,000	189,750
James Ballengee [Member]
Notes payable				1,481,730	1,164,150
Interest rate		11.00%
Principal amount		$ 1,500,000
Accrued interest				139,175	43,880
Ballengee Holdings [Member]
Notes payable				500,000	500,000
Principal amount						$ 500,000
Accrued interest				61,956	$ 24,456
Meridian Equipment Leasing, LLC [Member]
Notes payable				6,701,887
Payment to related party				2,302,696
Wholly Owned Subsidiaries [Member]
Accounts receivable				$ 1,439,228